FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement
                                  [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Pentwater Capital Management LP
Address:        227 West Monroe Street, Suite 4000
                Chicago, IL   60606

13F File Number: 28-12843

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Neal Nenadovic
Title:  Chief Financial Officer
Phone:  312-589-6405

Signature, Place, and Date of Signing:

  "Neal Nenadovic  Chicago, IL  05/19/2009"


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

Report Summary:

Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.

Number of Other Included Managers:                        None

Form 13F Information Table Entry Total:                     30

Form 13F Information Table Values Total (thousands):   559,943

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
AMERICREDIT CORP               NOTE             03060RAP6      912  2000000 PRN      SOLE              2000000      0    0
CENTURYTEL, INC.               COM              156700106     3501   124519 SH       SOLE               124519      0    0
CITIGROUP INC.                 COM              172967101      442   174616 SH       SOLE               174616      0    0
CITIGROUP INC.                 COM              172967901     8153    32224 SH  CALL SOLE                32224      0    0
CITRIX SYSTEMS INC             COM              177376100      566    25000 SH       SOLE                25000      0    0
DIREXION SHS ETF TRUST         LARGE CAP BULL   25459W862      339    15000 SH       SOLE                15000      0    0
EMC CORP/MASS                  COM              268648952     1140     1000 SH  CALL SOLE                 1000      0    0
FORD MOTOR COMPANY             NOTE             345370CF5     1441  4000000 PRN      SOLE              4000000      0    0
GENENTECH INC.                 COM              368710956        0     6000 SH  PUT  SOLE                 6000      0    0
MAGELLAN MIDSTREAM PARTNERS LP COM UNIT RP LP   559080106      550    18743 SH       SOLE                18743      0    0
NEWS CORP                      CL A             65248E104      497    75000 SH       SOLE                75000      0    0
NOVA CHEMICALS CORPORATION     COM              66977W959      750     1302 SH  PUT  SOLE                 1302      0    0
NOVA CHEMICALS CORPORATION     COM              66977W109      864   150000 SH       SOLE               150000      0    0
OPENTV CORP                    CL A             G67543101     2824  1870000 SH       SOLE              1870000      0    0
PETRO-CANADA                   COM              71644E102     2658   100007 SH       SOLE               100007      0    0
PROSHARES ULTRASHORT REAL      PSHS REAL ESTATE 74347R552      264     5000 SH       SOLE                 5000      0    0
ESTATE
REINSURANCE GROUP OF AMERICA   COM              759351604     4211   130000 SH       SOLE               130000      0    0
ROHM AND HAAS COMPANY          COM              775371107   109824  1393000 SH       SOLE               109824      0    0
ROHM AND HAAS COMPANY          COM              775371957   128541    16304 SH  PUT  SOLE               128541      0    0
ROHM AND HAAS COMPANY          COM              775371907   176483    22385 SH  CALL SOLE               176483      0    0
SCHERING-PLOUGH CORP           COM              806605101    47100  2000000 SH       SOLE              2000000      0    0
SIRIUS XM RADIO INC            COM              82967N108       70   200000 SH       SOLE               200000      0    0
SPDR TRUST SERIES 1            UNIT SER 1       78462F103     1590    20000 SH       SOLE                20000      0    0
STEWART ENTERPRISES INC        NOTE             860370AH8     1864  3000000 PRN      SOLE              3000000      0    0
STEWART ENTERPRISES INC        NOTE             860370AK1     6047 11000000 PRN      SOLE             11000000      0    0
SUN MICROSYSTEMS INC           COM              866810203     1830   250000 SH       SOLE               250000      0    0
WYETH                          COM              983024950     8608     2000 SH  PUT  SOLE                 2000      0    0
WYETH                          COM              983024100    47344  1100000 SH       SOLE              1100000      0    0
XM SATELLITE RADIO HLDGS INC   COM              983759951      228     6500 SH  PUT  SOLE                 6500      0    0
XM SATELLITE RADIO HLDGS INC   NOTE             983759AC5     1302  1400000 PRN      SOLE              1400000      0    0